Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Software Cost, amortization	$ 486,324	$ 389,059
Debt discount	$ 0	$ 248,009
Series A preferred stock, par value	$ 1.00	$ 1.00
Series A preferred stock, shares authorized	21	21
Series A preferred stock, shares issued	0	0
Series A preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	153,944,886	112,165,839	71,908,370
Common stock, shares outstanding	$ 153,944,886	$ 112,165,839	$ 71,908,370
Common stock to be issued	0	12,572,500